CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500
Ordinary shares, issued	957
Treasury, shares	105
Common Stock, Par or Stated Value Per Share	0.1